Note 4 - Other Investments - Securities Classified as Available-for-sale in Yen (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Available-for-sale-Cost	¥ 1,751,481	¥ 1,889,771
Available-for-sale-Unrealized Gains	7,537,426	3,890,944
Available-for-sale-Unrealized Losses	699	375
Available-for-sale-Fair Value	9,288,208	5,780,340
Equity Securities [Member]
Available-for-sale-Cost	1,651,181	1,789,471
Available-for-sale-Unrealized Gains	7,525,556	3,880,414
Available-for-sale-Unrealized Losses	699	375
Available-for-sale-Fair Value	9,176,038	5,669,510
Debt Securities [Member]
Available-for-sale-Cost	100,300	100,300
Available-for-sale-Unrealized Gains	11,870	10,530
Available-for-sale-Unrealized Losses
Available-for-sale-Fair Value	¥ 112,170	¥ 110,830